Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Contributions Charged to Expense	The Company’s contributions to the plan charged to expense for the years ended December 31 are as follows:

(in thousands)	2013	2012	2011
TSYS Retirement Savings Plan	$14,506	13,421	15,951

Stock Repurchase Plan
Contributions Charged to Expense	The Company’s contributions to these plans charged to expense for the years ended December 31 are as follows:

(in thousands)	2013	2012	2011
TSYS Stock Purchase Plan	$1,236	1,140	1,177